RiverFront Global Allocation Fund
Investment Objective

The Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.  Total investment return means the combination of capital appreciation and investment income.

Principal Investment Strategies of the Fund

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of growth. The Fund's portfolio is built around a long-term strategic allocation which allocates the Fund's investments to large cap stocks, small and mid cap stocks, international securities (including emerging markets), and bonds. The Fund will normally be invested in 80% equity securities (including common stock and ETFs) and 20% fixed income securities (including corporate debt and ETFs). The fixed-income securities may be of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.